SA AB Small and Mid Cap Value Portfolio Annual Fund Operating Expenses - SA AB Small and Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.06%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.16%	[1]

[1]	Pursuant to a Master Advisory Fee Waiver Agreement, effective through April 30, 2027, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.88% of the Portfolio’s average daily net assets on the first $250 million and 0.83% of the Portfolio’s average daily net assets over $250 million. This Master Advisory Fee Waiver Agreement may be modified or discontinued prior to April 30, 2027 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.